4. Stock Options and Warrants: Schedule of Stockholders' Equity Note, Warrants or Rights (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Schedule of Stockholders' Equity Note, Warrants or Rights

	12/31/2014		12/31/2013
		Weighted		Weighted
	Number	average	Number	average
	of	exercise	of	exercise
	Warrants	price	Warrants	price
Outstanding, beginning of period	245,000	$0.97	245,000	$0.97
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Outstanding, end of period	245,000	$0.97	245,000	$0.97
Exercisable at the end of period	245,000	$0.97	245,000	$0.97